UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 13, 2026

Exact name of securitizer as specified in its charter:  DLJ Mortgage Capital, Inc.1

Commission File Number of securitizer: 025-00723

Central Index Key Number of securitizer: 0001542381

Dmitriy Kogan, Vice President, (212) 325-1069

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 DLJ Mortgage Capital, Inc. (“DLJ”) is filing this Form ABS-15G in its capacity as sponsor of asset-backed securities transactions involving residential mortgages (the “Specified Transactions”). DLJ’s former affiliate, UBS Real Estate Securities Inc. (Central Index Key Number 0001541886) (“UBSRESI”), merged into DLJ on April 15, 2025 (the “Merger Date”). The Specified Transactions covered under this Form ABS-15G do not include asset-backed securities transactions (the “UBSRESI Transactions”) involving residential mortgages entered into by UBSRESI prior to the Merger Date and for which UBSRESI will file a separate report on Form ABS-15G in its capacity as sponsor in connection with such UBSRESI Transactions.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DLJ Mortgage Capital, Inc. (Securitizer)

By:	/s/ Michael Parniawski
	Name:	Michael Parniawski
	Title:	Vice President

By:	/s/ Michael Parniawski
	Name:	Michael Parniawski
	Title:	President

Date: February 12, 2026